Note 8 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Accounts payable and accrued liabilities [text block]
	March 31, 2023	March 31, 2022
	$	$
Trade payables	1,617	1,672
Accrued liabilities	2,183	949
	3,800	2,621